Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.” Our CEO is the principal executive officer (“PEO”). The following table sets forth information concerning the
compensation of our PEOs and other NEOs for each of the fiscal years ending December 31, 2022, 2021, and 2020.

							Value of Initial Fixed $100 Investment Based On:
Year 1	Summary Compensation Table Total for PEO 1 (Shankh Mitra) ($)	Summary Compensation Table Total for PEO 1 (Thomas J. DeRosa) ($)	Compensation Actually Paid to PEO 1 (Shankh Mitra) ($)	Compensation Actually Paid to PEO 1 (Thomas J. DeRosa) ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1 ($)	Total Shareholder Return ($) 2	Peer Group Total Shareholder Return ($) 3	Net Income Attributable to Common Stockholders (In thousands) ($) 4	Normalized FFO per diluted share ($) 5

2022	14,266,935	—	4,594,060	—	4,121,683	2,332,916	89.10	99.68	141,214	3.35

2021	12,753,710	—	22,832,893	—	3,096,543	4,770,374	113.03	131.78	336,138	3.21

2020	9,557,434	14,589,584	5,302,157	(9,291,262)	2,590,052	1,405,247	82.51	92.00	978,844	3.56

(1)
Amounts represent compensation actually paid to our PEO(s) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined in accordance with SEC rules, which includes the individuals listed in the table below for each fiscal year.

Year	PEO	Non-PEO NEOS

2022	Shankh Mitra	Timothy G. McHugh, John F. Burkart, Matthew G. McQueen, and Ayesha Menon

2021	Shankh Mitra	Timothy G. McHugh, John F. Burkart, Matthew G. McQueen, and Ayesha Menon

2020	Thomas J. DeRosa and Shankh Mitra	Timothy G. McHugh, Matthew G. McQueen, and Ayesha Menon
The dollar amounts reported as “compensation actually paid” are computed in accordance with the requirements of Item 402(v) of Regulation S-K and reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below (with equity values calculated in accordance with FASB ASC Topic 718):

Shankh Mitra, CEO	2022($)	2021($)	2020($)

Summary Compensation Table Total	14,266,935	12,753,710	9,557,434

Less: Fair Value of Awards Reported in the SCT	(10,454,249)	(7,500,079)	(6,528,380)

Change in Fair Value of Awards Granted in Year and Unvested at Year-End	16,794,351	14,018,154	4,703,812

Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	(14,034,634)	2,494,943	(1,752,508)

Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	(1,978,343)	1,066,165	(678,202)

Compensation Actually Paid	4,594,060	22,832,893	5,302,157

Thomas J. DeRosa, Former CEO	2022($)	2021($)	2020($)

Summary Compensation Table Total			14,589,584

Less: Fair Value of Awards Reported in the SCT			(10,501,379)

Change in Fair Value of Awards Granted in Year and Unvested at Year-End			—

Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End			(5,792,299)

Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year			(7,587,168)

Compensation Actually Paid			(9,291,262)

Average of Other NEOs	2022($)	2021($)	2020($)

Summary Compensation Table Total	4,121,683	3,096,543	2,590,052
\
Less: Fair Value of Awards Reported in the SCT	(2,634,005)	(1,475,967)	(1,365,328)

Change in Fair Value of Awards Granted in Year and Unvested at Year-End	3,623,751	2,563,124	846,041

Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	(2,531,789)	294,861	(566,973)

Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	(246,724)	291,813	(98,546)

Compensation Actually Paid	2,332,916	4,770,374	1,405,247

(2)
TSR is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.

(3)	Peer group TSR is based on the FTSE Nareit Equity Health Care Index to which we compare our performance in our Form 10-K Stockholder Return Performance Presentation in Item 5.
(4)	The dollar amounts reported represent the amount of net income (or loss) attributable to common stockholders reflected in the Company’s audited financial statements for the applicable year.
(5)
FFO means net income attributable to common stockholders, computed in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), excluding gains (or losses) from the sale of real estate and impairments of depreciable assets, plus real estate depreciation and amortization, and after adjustments for unconsolidated entities and non-controlling
interests. Normalized FFO attributable to common stockholders represents FFO adjusted for net gains (or losses) on derivatives and financial instruments, losses on extinguishment of debt, provision for loan losses, income tax benefits, casualty losses, net of recoveries, certain other expenses or income, and normalizing items relating to unconsolidated entities/noncontrolling interests. See Appendix A for a discussion and reconciliation of non-GAAP
measures.

Company Selected Measure Name	Normalized FFO
Named Executive Officers, Footnote [Text Block]
(1)
Amounts represent compensation actually paid to our PEO(s) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined in accordance with SEC rules, which includes the individuals listed in the table below for each fiscal year.

Year	PEO	Non-PEO NEOS

2022	Shankh Mitra	Timothy G. McHugh, John F. Burkart, Matthew G. McQueen, and Ayesha Menon

2021	Shankh Mitra	Timothy G. McHugh, John F. Burkart, Matthew G. McQueen, and Ayesha Menon

2020	Thomas J. DeRosa and Shankh Mitra	Timothy G. McHugh, Matthew G. McQueen, and Ayesha Menon

Peer Group Issuers, Footnote [Text Block]	Peer group TSR is based on the FTSE Nareit Equity Health Care Index to which we compare our performance in our Form 10-K Stockholder Return Performance Presentation in Item 5.
Adjustment To PEO Compensation, Footnote [Text Block]
The dollar amounts reported as “compensation actually paid” are computed in accordance with the requirements of Item 402(v) of Regulation S-K and reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below (with equity values calculated in accordance with FASB ASC Topic 718):

Shankh Mitra, CEO	2022($)	2021($)	2020($)

Summary Compensation Table Total	14,266,935	12,753,710	9,557,434

Less: Fair Value of Awards Reported in the SCT	(10,454,249)	(7,500,079)	(6,528,380)

Change in Fair Value of Awards Granted in Year and Unvested at Year-End	16,794,351	14,018,154	4,703,812

Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	(14,034,634)	2,494,943	(1,752,508)

Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	(1,978,343)	1,066,165	(678,202)

Compensation Actually Paid	4,594,060	22,832,893	5,302,157

Thomas J. DeRosa, Former CEO	2022($)	2021($)	2020($)

Summary Compensation Table Total			14,589,584

Less: Fair Value of Awards Reported in the SCT			(10,501,379)

Change in Fair Value of Awards Granted in Year and Unvested at Year-End			—

Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End			(5,792,299)

Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year			(7,587,168)

Compensation Actually Paid			(9,291,262)

Non-PEO NEO Average Total Compensation Amount	$ 4,121,683	$ 3,096,543	$ 2,590,052
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,332,916	4,770,374	1,405,247
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average of Other NEOs	2022($)	2021($)	2020($)

Summary Compensation Table Total	4,121,683	3,096,543	2,590,052
\
Less: Fair Value of Awards Reported in the SCT	(2,634,005)	(1,475,967)	(1,365,328)

Change in Fair Value of Awards Granted in Year and Unvested at Year-End	3,623,751	2,563,124	846,041

Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	(2,531,789)	294,861	(566,973)

Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	(246,724)	291,813	(98,546)

Compensation Actually Paid	2,332,916	4,770,374	1,405,247

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The NEOs’ pay, particularly the PEO’s, closely tracks with our TSR since, in any year, more than 70 percent of the NEOs’ compensation is comprised of equity awards. The table below shows our PEO’s (for 2020, Mr. DeRosa, and for 2021 and 2022, Mr. Mitra) and the average of our other NEOs’ pay compared to our annual TSR performance and the Peer Group’s TSR performance.

Compensation Actually Paid vs. Net Income [Text Block]	The table below shows our PEO’s and the average of our other NEOs’ pay compared to our net income attributable to common stockholders.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The table below shows our PEO’s and the average of our other NEOs’ pay compared to our normalized FFO per diluted share performance.
Total Shareholder Return Vs Peer Group [Text Block]
The NEOs’ pay, particularly the PEO’s, closely tracks with our TSR since, in any year, more than 70 percent of the NEOs’ compensation is comprised of equity awards. The table below shows our PEO’s (for 2020, Mr. DeRosa, and for 2021 and 2022, Mr. Mitra) and the average of our other NEOs’ pay compared to our annual TSR performance and the Peer Group’s TSR performance.

Tabular List [Table Text Block]
The following table lists the most important financial performance measures used to link compensation actually paid to our NEOs to company performance.

Important Financial Performance Measures

Relative Total Shareholder Return

Normalized FFO per Diluted Share

Adjusted Fixed Charge Coverage

General and Administrative Expense Controls

(Net Debt + Preferred) / Annualized Adjusted EBITDA

Total Shareholder Return Amount	$ 89.1	113.03	82.51
Peer Group Total Shareholder Return Amount	99.68	131.78	92
Net Income (Loss)	$ 141,214,000	$ 336,138,000	$ 978,844,000
Company Selected Measure Amount	3.35	3.21	3.56
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Normalized FFO per Diluted Share
Non-GAAP Measure Description [Text Block]	FFO means net income attributable to common stockholders, computed in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), excluding gains (or losses) from the sale of real estate and impairments of depreciable assets, plus real estate depreciation and amortization, and after adjustments for unconsolidated entities and non-controlling
interests. Normalized FFO attributable to common stockholders represents FFO adjusted for net gains (or losses) on derivatives and financial instruments, losses on extinguishment of debt, provision for loan losses, income tax benefits, casualty losses, net of recoveries, certain other expenses or income, and normalizing items relating to unconsolidated entities/noncontrolling interests. See Appendix A for a discussion and reconciliation of non-GAAP
	measures.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Fixed Charge Coverage
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	General and Administrative Expense Controls
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Annualized Adjusted EBITDA
Shankh Mitra [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 14,266,935	$ 12,753,710	$ 9,557,434
PEO Actually Paid Compensation Amount	$ 4,594,060	$ 22,832,893	$ 5,302,157
PEO Name	Shankh Mitra	Shankh Mitra	Shankh Mitra
Thomas J. DeRosa [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 14,589,584
PEO Actually Paid Compensation Amount			$ (9,291,262)
PEO Name			Thomas J. DeRosa
PEO [Member] | Shankh Mitra [Member] | Less Fair Value of Awards Reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,454,249)	$ (7,500,079)	$ (6,528,380)
PEO [Member] | Shankh Mitra [Member] | Change in Fair Value of Awards Granted in year and Unvested at YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,794,351	14,018,154	4,703,812
PEO [Member] | Shankh Mitra [Member] | Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year that were Outstanding and Unvested as of YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,034,634)	2,494,943	(1,752,508)
PEO [Member] | Shankh Mitra [Member] | Change in Fair Value from Prior YearEnd to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,978,343)	1,066,165	(678,202)
PEO [Member] | Thomas J. DeRosa [Member] | Less Fair Value of Awards Reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(10,501,379)
PEO [Member] | Thomas J. DeRosa [Member] | Change in Fair Value of Awards Granted in year and Unvested at YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Thomas J. DeRosa [Member] | Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year that were Outstanding and Unvested as of YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,792,299)
PEO [Member] | Thomas J. DeRosa [Member] | Change in Fair Value from Prior YearEnd to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(7,587,168)
Non-PEO NEO [Member] | Less Fair Value of Awards Reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,634,005)	(1,475,967)	(1,365,328)
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in year and Unvested at YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,623,751	2,563,124	846,041
Non-PEO NEO [Member] | Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year that were Outstanding and Unvested as of YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,531,789)	294,861	(566,973)
Non-PEO NEO [Member] | Change in Fair Value from Prior YearEnd to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (246,724)	$ 291,813	$ (98,546)